Business Combination - Summary of Allocation of Purchase Price (Detail) - AxoBio [Member]	Aug. 09, 2023 USD ($)
Business Acquisition [Line Items]
Total estimated value of consideration transferred	$ 43,135,082
Cash and cash equivalents	662,997
Accounts receivable	18,296,000
Prepaid expenses	170,604
Inventories	10,600,000
Property and equipment	81,846
Intangible assets	23,260,000
Total assets	53,071,447
Accounts payable	12,767,909
Accrued interest	146,829
Other accrued expenses	1,390,278
Loan payable	1,498,000
Related party loans	5,610,000
Deferred tax liabilities	7,711,627
Net assets to be acquired	23,946,804
Goodwill	$ 19,188,278